UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924
(Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1.  Schedules of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS – As of 02/28/2013*(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 103.4%

Coal — 3.4%
Alliance Holdings GP LP	302,873	$15,731,224
Alliance Resource Partners LP	306,905	19,055,731
PVR Partners LP	397,768	9,228,218
Total Coal		44,015,173

Diversified — 10.2%
Enterprise Products Partners LP	1,073,125	60,813,994
ONEOK Partners LP	654,536	35,875,118
Williams Partners LP	697,899	34,685,580
Total Diversified		131,374,692

Exploration & Production — 1.1%
EV Energy Partners LP	144,543	8,095,853
Linn Energy LLC	141,897	5,393,505
Total Exploration & Production		13,489,358

Gathering/Processing — 18.8%
Access Midstream Partners LP	1,094,048	40,742,348
Compressco Partners LP	375,880	7,100,373
Crosstex Energy LP	417,724	7,047,004
DCP Midstream Partners LP	682,704	27,738,264
Exterran Partners LP	907,488	21,398,567
MarkWest Energy Partners LP	539,131	30,822,119
Regency Energy Partners LP	1,323,541	31,487,040
Summit Midstream Partners LP	608,242	13,697,610
Targa Resources Partners LP	423,230	17,432,844
Western Gas Equity Partners LP	99,331	3,374,274
Western Gas Partners LP	749,611	41,108,667
Total Gathering/Processing		241,949,110

Natural Gas Pipelines — 19.0%
Boardwalk Pipeline Partners LP	1,097,774	29,145,900
El Paso Pipeline Partners LP	1,197,286	50,034,582
Energy Transfer Equity LP	972,564	51,730,679
Energy Transfer Partners LP	828,551	39,695,878
EQT Midstream Partners LP	143,532	5,445,604
Inergy Midstream LP	132,309	3,167,477
Spectra Energy Partners LP	1,054,131	38,918,517
TC Pipelines LP	564,560	25,890,722
Total Natural Gas Pipelines		244,029,359

Petroleum Transportation — 45.5%
Buckeye Partners LP	984,813	54,854,084
Delek Logistics Partners LP	192,535	5,425,636
Enbridge Energy Partners LP	1,545,615	42,828,992
Genesis Energy LP	1,381,647	63,486,680
Global Partners LP	950,185	32,068,744
Holly Energy Partners LP	1,402,578	57,870,368
Magellan Midstream Partners LP	1,124,303	56,395,038
Martin Midstream Partners LP	235,707	8,169,605
MPLX LP	148,059	4,840,049
NuStar Energy LP	996,251	50,848,651
NuStar GP Holdings LLC	909,310	27,506,627
Oiltanking Partners LP	479,041	21,029,900
Plains All American Pipeline LP	1,188,121	65,049,625
Sunoco Logistics Partners LP	905,738	56,635,797
Tesoro Logistics LP	558,200	27,854,180
TransMontaigne Partners LP	205,097	9,405,748
Total Petroleum Transportation		584,269,724

Shipping — 5.4%
Golar LNG Partners LP	915,823	27,245,734
Seadrill Partners LLC	159,752	4,471,459
Teekay LNG Partners LP	973,421	38,109,432
Total Shipping		69,826,625

Total Master Limited Partnership Shares (identified cost $985,097,902)		1,328,954,041

Short-Term Investments — 7.3%

Money Market — 7.3%
Fidelity Treasury Portfolio, 0.010% (1)	93,481,859	93,481,859

Total Short-Term Investments (identified cost $93,481,859)		93,481,859

Total Investments — 110.7% (identified cost $1,078,579,761)		1,422,435,900

Liabilities In Excess of Other Assets — (10.7)%		(137,527,615)

Net Assets -— 100.0%		$1,284,908,285

LLC -— Limited Liability Company
LP -— Limited Partnership

Footnotes to Statements of Investments

*   February 28, 2013 represents the last business day of the Funds quarterly period.  See accompanying Notes.
(1)  Variable rate security; the coupon rate represents the rate at February 28, 2013.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS – As of 02/28/2013*(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 100.6%

Diversified — 18.0%
Enterprise Products Partners LP	1,667,189	$94,479,600
ONEOK Partners LP	839,928	46,036,454
Williams Partners LP	1,165,106	57,905,768
Total Diversified		198,421,822

Gathering/Processing — 12.4%
Access Midstream Partners LP	96,200	3,582,488
MarkWest Energy Partners LP	1,059,420	60,567,041
Regency Energy Partners LP	1,636,293	38,927,411
Western Gas Equity Partners LP	133,460	4,533,636
Western Gas Partners LP	526,239	28,858,947
Total Gathering/Processing		136,469,523

Natural Gas Pipelines — 20.5%
El Paso Pipeline Partners LP	1,733,146	72,428,172
Energy Transfer Equity LP	1,335,991	71,061,361
EQT Midstream Partners LP	104,830	3,977,250
Spectra Energy Partners LP	962,755	35,544,915
TC Pipelines LP	925,449	42,441,091
Total Natural Gas Pipelines		225,452,789

Petroleum Transportation — 49.7%
Buckeye Partners LP	650,627	36,239,924
Enbridge Energy Partners LP	1,411,093	39,101,387
Genesis Energy LP	1,568,973	72,094,309
Holly Energy Partners LP	1,735,712	71,615,477
Magellan Midstream Partners LP	1,149,909	57,679,436
MPLX LP	236,238	7,722,620
NuStar Energy LP	908,060	46,347,382
Oiltanking Partners LP	115,614	5,075,455
Plains All American Pipeline LP	1,671,940	91,538,715
Sunoco Logistics Partners LP	1,085,360	67,867,561
Tesoro Logistics LP	634,848	31,678,915
TransMontaigne Partners LP	437,889	20,081,590
Total Petroleum Transportation		547,042,771

Total Master Limited Partnership Shares (identified cost $813,024,942)		1,107,386,905

Short-Term Investments — 9.4%

Money Market — 9.4%
Fidelity Treasury Portfolio, 0.010% (1)	104,045,749	104,045,749

Total Short-Term Investments (identified cost $104,045,749)		104,045,749

Total Investments — 110.0% (identified cost $917,070,691)		1,211,432,654

Liabilities In Excess of Other Assets — (10.0)%		(110,103,382)

Net Assets -— 100.0%		$1,101,329,272

LP -— Limited Partnership

Footnotes to Statements of Investments

*   February 28, 2013 represents the last business day of the Funds quarterly period.  See accompanying Notes.
(1)  Variable rate security; the coupon rate represents the rate at February 28, 2013.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS – As of 02/28/2013*(Unaudited)
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 96.5%

Coal — 0.4%
PVR Partners LP	106,837	$2,478,618

Gathering/Processing — 22.4%
American Midstream Partners LP (1)	392,453	6,612,833
Compressco Partners LP	435,756	8,231,431
Crosstex Energy LP	1,159,990	19,569,031
Exterran Partners LP	1,402,782	33,077,600
Regency Energy Partners LP	1,584,443	37,693,899
Southcross Energy Partners LP	373,361	8,553,700
Summit Midstream Partners LP	937,609	21,114,955
Targa Resources Partners LP	281,037	11,575,914
USA Compression Partners LP (1) (2)	804,548	15,004,820
Total Gathering/Processing		161,434,183

Natural Gas Pipelines — 25.2%
Boardwalk Pipeline Partners LP	1,413,665	37,532,806
Energy Transfer Equity LP	412,991	21,966,991
Energy Transfer Partners LP	1,106,301	53,002,881
Inergy Midstream LP	1,653,661	39,588,644
TC Pipelines LP	648,469	29,738,788
Total Natural Gas Pipelines		181,830,110

Petroleum Transportation — 40.2%
Buckeye Partners LP	866,530	48,265,721
Delek Logistics Partners LP	68,805	1,938,925
Enbridge Energy Partners LP	1,435,010	39,764,127
Global Partners LP	1,185,940	40,025,475
Holly Energy Partners LP	915,162	37,759,584
Martin Midstream Partners LP	915,347	31,725,927
NuStar Energy LP	896,515	45,758,126
Plains All American Pipeline LP	357,631	19,580,297
TransMontaigne Partners LP	557,500	25,566,950
Total Petroleum Transportation		290,385,132

Propane — 2.6%
Amerigas Partners LP	152,105	6,645,468
Ferrellgas Partners LP	260,892	5,371,766
Suburban Propane Partners LP	164,459	6,923,724
Total Propane		18,940,958

Shipping — 5.7%
Teekay LNG Partners LP	1,015,926	39,773,503
Teekay Offshore Partners LP	42,714	1,195,565
Total Shipping		40,969,068

Total Master Limited Partnership Shares (identified cost $595,393,004)		696,038,069

Short-Term Investments — 9.2%

Money Market — 9.2%
Fidelity Treasury Portfolio, 0.010% (3)	66,618,987	66,618,987

Total Short-Term Investments (identified cost $66,618,987)		66,618,987

Total Investments — 105.7% (identified cost $662,011,991)	762,657,056

Liabilities In Excess of Other Assets — (5.7)%	(40,865,265)

Net Assets -— 100.0%	$721,791,791

LP -— Limited Partnership

Footnotes to Statements of Investments

*  February 28, 2013 represents the last business day of the Funds quarterly period.  See accompanying Notes.
(1) Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer.
(2) Non-income producing security.
(3) Variable rate security; the coupon rate represents the rate at February 28, 2013.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS – As of 02/28/2013*(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 133.7%

Diversified — 23.8%
Enterprise Products Partners LP (1)	67,386	$3,818,764
ONEOK Partners LP (1)	34,349	1,882,669
Williams Partners LP (1)	45,357	2,254,243
Total Diversified		7,955,676

Gathering/Processing — 16.4%
Access Midstream Partners LP	3,800	141,512
MarkWest Energy Partners LP (1)	41,691	2,383,474
Regency Energy Partners LP (1)	66,965	1,593,097
Western Gas Equity Partners LP (1)	5,349	181,706
Western Gas Partners LP (1)	21,509	1,179,554
Total Gathering/Processing		5,479,343

Natural Gas Pipelines — 27.2%
El Paso Pipeline Partners LP (1)	70,901	2,962,953
Energy Transfer Equity LP (1)	53,604	2,851,197
EQT Midstream Partners LP (1)	4,289	162,725
Spectra Energy Partners LP (1)	38,168	1,409,162
TC Pipelines LP (1)	36,670	1,681,686
Total Natural Gas Pipelines		9,067,723

Petroleum Transportation — 66.3%
Buckeye Partners LP (1)	26,413	1,471,204
Enbridge Energy Partners LP (1)	57,205	1,585,151
Genesis Energy LP (1)	63,817	2,932,391
Holly Energy Partners LP (1)	70,732	2,918,402
Magellan Midstream Partners LP (1)	46,041	2,309,417
MPLX LP (1)	9,545	312,026
NuStar Energy LP (1)	36,231	1,849,230
Oiltanking Partners LP (1)	4,731	207,691
Plains All American Pipeline LP (1)	67,161	3,677,065
Sunoco Logistics Partners LP (1)	44,433	2,778,396
Tesoro Logistics LP (1)	25,558	1,275,344
TransMontaigne Partners LP (1)	17,549	804,797
Total Petroleum Transportation		22,121,114

Total Master Limited Partnership Shares (identified cost $41,782,908)		44,623,856

Short-Term Investments — 6.2%

Money Market — 6.2%
Fidelity Treasury Portfolio, 0.010% (2)	2,051,439	2,051,439

Total Short-Term Investments (identified cost $2,051,439)		2,051,439

Total Investments — 139.9% (identified cost $43,834,347)		46,675,295

Liabilities In Excess of Other Assets — (39.9)%		(13,301,944)

Net Assets -— 100.0%		$33,373,351

LP -— Limited Partnership

Footnotes to Statements of Investments

*   February 28, 2013 represents the last business day of the Funds quarterly period.  See accompanying Notes.
(1)  As of February 28, 2013, all or a portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $42,488,945 as of February 28, 2013.  The loan agreement requires continuous collateral whether the loan has a balance or not.
(2)  Variable rate security; the coupon rate represents the rate at February 28, 2013.

Oppenheimer SteelPath MLP and Infrastructure Debt Fund
STATEMENT OF INVESTMENTS – As of 02/28/2013*(Unaudited)

Description	Principal	Value

Debt Investments — 91.1%

Diversified — 29.8%
Enterprise Products Operating LLC
5.95%, 2/1/41	153,000	$179,812
5.70%, 2/15/42	63,000	71,570
7.00%, 6/1/67 (1)	21,000	22,593
7.03%, 1/15/68 (1)	20,000	22,874
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16 (2)	93,000	101,692
ONEOK, Inc.,
4.25%, 2/1/22	57,000	60,862
6.88%, 9/30/28	18,000	21,701
6.00%, 6/15/35	61,000	67,966
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/32	124,000	176,819
Williams Cos., Inc.
7.88%, 9/1/21	74,000	94,695
3.70%, 1/15/23	110,000	109,785
7.50%, 1/15/31	169,000	208,598
8.75%, 3/15/32	134,000	183,349
Total Diversified		1,322,316

Gathering/Processing — 16.1%
Access Midstream Partner, 6.13%, 7/15/22	65,000	70,038
Copano Energy LLC, 7.13%, 04/1/21	91,000	104,536
DCP Midstream LLC, 9.75%, 3/15/19 (3)	24,000	31,739
DCP Midstream Operating LP, 3.25%, 10/1/15	72,000	74,680
MarkWest Energy Partners LP
6.50%, 8/15/21	42,000	45,570
6.25%, 6/15/22	41,000	44,639
Regency Energy Partners LP
6.88%, 12/1/18	56,000	60,760
6.50%, 7/15/21	64,000	70,240
5.50%, 4/15/23	50,000	53,000
Targa Resources Partners LP
6.88%, 2/1/21	53,000	58,035
5.25%, 5/1/23 (3)	100,000	103,500
Total Gathering/Processing		716,737

Natural Gas Pipelines — 19.9%
Boardwalk Pipelines LP, 5.75%, 9/15/19	159,000	179,546
DCP Midstream LLC, 8.13%, 8/16/30	69,000	89,305
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/1/21	70,000	78,475
7.50%, 11/15/40	111,000	147,629
4.70%, 11/1/42	110,000	106,159
Energy Transfer Equity LP, 7.50%, 10/15/20	91,000	104,423
Spectra Energy Capital LLC, 6.75%, 2/15/32	63,000	75,331
TransCanada PipeLines Ltd., 7.63%, 1/15/39 (2)	70,000	102,902
Total Natural Gas Pipelines		883,770

Petroleum Transportation — 25.3%
Enbridge Energy Partners LP, 7.50%, 4/15/38	84,000	105,867
Genesis Energy LP, 7.88%, 12/15/18	96,000	105,840
NuStar Logistics LP, 7.65%, 4/15/18	211,000	242,099
Sunoco Logistics Partners Operations LP
4.65%, 2/15/22	260,000	283,560
6.85%, 2/15/40	119,000	146,624
6.10%, 2/15/42	208,000	237,795
Total Petroleum Transportation		1,121,785

Total Debt Investments (identified cost $4,000,574)		4,044,608

Short-Term Investments — 6.7%

Money Market — 6.7%
Fidelity Treasury Portfolio, 0.010% (1)	296,929	296,929

Total Short-Term Investments (identified cost $296,929)		296,929

Total Investments — 97.8% (identified cost $4,297,503)		4,341,537

Other Assets In Excess of Liabilities — 2.2%		96,674

Net Assets -— 100.0%		$4,438,211

LLC -— Limited Liability Company
LP -— Limited Partnership
ULC -— Unlimited Liability Corporation

Footnotes to Statements of Investments

*   February 28, 2013 represents the last business day of the Funds quarterly period.  See accompanying Notes.
(1)  Variable rate security; the coupon rate represents the rate at February 28, 2013.
(2)  Foreign security incorporated outside of the United States.
(3)  Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933 as amended, these securities amounted to $135,239, representing 3.05% of net assets of the Fund at February 28,2013.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS* February 28, 2013 (Unaudited)

Notes to Statements of Investments

Quarterly and Annual Periods.  The last day of the Funds’ quarterly period was the last day the New York Stock Exchange was open for trading.  The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities
Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

•
Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$1,328,954,041	$-	$-	$1,328,954,041
Short-Term Investments	93,481,859	-	-	93,481,859
Total	$1,422,435,900	$-	$-	$1,422,435,900

Oppenheimer SteelPath MLP Alpha Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$1,107,386,905	$-	$-	$1,107,386,905
Short-Term Investments	104,045,749	-	-	104,045,749
Total	$1,211,432,654	$-	$-	$1,211,432,654

Oppenheimer SteelPath MLP Income Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$696,038,069	$-	$-	$696,038,069
Short-Term Investments	66,618,987	-	-	66,618,987
Total	$762,657,056	$-	$-	$762,657,056

Oppenheimer SteelPath MLP Alpha Plus Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$44,623,856	$-	$-	$44,623,856
Short-Term Investments	2,051,439	-	-	2,051,439
Total	$46,675,295	$-	$-	$46,675,295

Oppenheimer SteelPath MLP and Infrastructure Debt Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Investments*	$-	$4,044,608	$-	$4,044,608
Short-Term Investments	296,929	-	-	296,929
Total	$296,929	$4,044,608	$-	$4,341,537

The Funds did not hold any Level 3 securities during the period ended February 28, 2013.

* For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

There have been no transfers between pricing levels for any of the Funds.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 28, 2013, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At February 28, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Oppenheimer	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Federal tax cost of securities	$1,040,686,572	$883,447,177	$647,896,591
Gross unrealized appreciation	388,169,614	$332,743,456	$118,644,920
Gross unrealized depreciation	(8,549,176)	(4,757,979)	(3,884,455)
Net Unrealized Appreciation on Investments	$379,620,438	$327,985,477	$114,760,465

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP and
	Alpha Plus	Infrastructure Debt
Federal tax cost of securities	$43,869,132	$4,297,503
Gross Unrealized Appreciation	$3,048,253	$77,949
Gross Unrealized Depreciation	(242,090)	(33,915)
Net Unrealized Appreciation on Investments	$2,806,163	$44,034

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Concentration of Risk

Under normal circumstances, the Select 40 Fund, Alpha Fund, and Income Fund intend to invest at least 90% of their total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities, and the Alpha Plus Fund intends to invest at least 80% of its total assets in securities of MLP’s for their purposes. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Also, under normal circumstances, the Debt Fund intends to invest at least 80% of its total assets in debt and equity securities of MLPs, and energy infrastructure companies which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Item 2.  Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 2/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	4/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	4/11/2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	4/11/2013